Lease right-of-use assets and lease liabilities (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)
Lease Right-of-use Assets And Lease Liabilities
Operating Lease, Payments		$ 25,000
Operating Lease, Payments, Use		$ 36,667
[custom:AnnualEscalationRate]	3.00%	3.00%
[custom:IncrementalBorrowingRate]	3.70%	3.70%
Operating Lease, Expense	$ 284,169		$ 198,914